UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio               August 11, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       72

Form 13F Information Table Value Total: $3,615,599
                                        (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                           Eubel Brady & Suttman Asset Management, Inc.
                                                           SEC Form 13-F
                                                             06/30/04


                                                       Value    Market    Sh/  Investment Descretion           Voting Authority
Name of Issuer                    Title   CUSIP      (x$1,000)  Quantity  Prn  Sole      Shared  Other  Mgrs Sole      Shared  Other
--------------                    -----   -----      ---------  --------  ---  ----      ------  -----  ---- ----      ------  -----
21ST CENTY INS GROUP              COMMON   90130N103    2579      199330  SH      199330 N/A     N/A    N/A    199330  N/A     N/A
ACCREDITED HOME LENDRS HLDG       COMMON   00437P107   11212      398281  SH      398281 N/A     N/A    N/A    398281  N/A     N/A
ACETO CORP                        COMMON   004446100    2612      148437  SH      148437 N/A     N/A    N/A    148437  N/A     N/A
ALTRIA GROUP INC                  COMMON   02209S103   31410      627563  SH      627563 N/A     N/A    N/A    627563  N/A     N/A
AMERICA SVC GROUP INC             COMMON   02364Ll09   15821      455287  SH      455287 N/A     N/A    N/A    455287  N/A     N/A
AMERICAN FINL RLTY TR             COMMON   02607P305  147990    10356189  SH    10356189 N/A     N/A    N/A  10356189  N/A     N/A
AMERICAN HOME MTG INVT            COMMON   02660R107   70844     2732116  SH     2732116 N/A     N/A    N/A   2732116  N/A     N/A
AMERICAN PWR CONVERSION CORP      COMMON   029066107  107667     5479262  SH     5479262 N/A     N/A    N/A   5479262  N/A     N/A
AMERICREDIT CORP                  COMMON   03060R101  159246     8153940  SH     8153940 N/A     N/A    N/A   8153940  N/A     N/A
ASHFORD HOSPITALITY INC           COMMON   044103109   16394     1963410  SH     1963410 N/A     N/A    N/A   1963410  N/A     N/A
ATLAS AMER INC.                   COMMON   049167109    1513       75000  SH       75000 N/A     N/A    N/A     75000  N/A     N/A
BOB EVANS FARMS INC               COMMON   096761101    6341      231607  SH      231607 N/A     N/A    N/A    231607  N/A     N/A
BROWN FORMAN CORP                 COMMON   115637209    7221      149594  SH      149594 N/A     N/A    N/A    149594  N/A     N/A
CAPITAL LEASE FDG INC             COMMON   140288101   19359     1861410  SH     1861410 N/A     N/A    N/A   1861410  N/A     N/A
CENTURYTEL INC.                   COMMON   156700106   59845     1992184  SH     1992184 N/A     N/A    N/A   1992184  N/A     N/A
COLDWATER CREEK INC.              COMMON   193068103    9695      366282  SH      366282 N/A     N/A    N/A    366282  N/A     N/A
COMPUDYNE CORP                    COMMON   204795306    3884      339230  SH      339230 N/A     N/A    N/A    339230  N/A     N/A
CONSOL ENERGY INC                 COMMON   20854P109  232849     6468028  SH     6468028 N/A     N/A    N/A   6468028  N/A     N/A
COX COMMUNICATIONS INC            COMMON   224044107   94435     3398159  SH     3398159 N/A     N/A    N/A   3398159  N/A     N/A
DONNELLEY R R &                   COMMON   257867101   14672      444347  SH      444347 N/A     N/A    N/A    444347  N/A     N/A
DUN & BRADSTREET CORP             COMMON   26483E100   51650      958082  SH      958082 N/A     N/A    N/A    958082  N/A     N/A
EMMIS COMMUNICATIONS CORP         COMMON   291525103   70558     3363129  SH     3363129 N/A     N/A    N/A   3363129  N/A     N/A
FRIEDMAN BILLINGS RAMSEY          COMMON   358434108  142983     7225029  SH     7225029 N/A     N/A    N/A   7225029  N/A     N/A
GOLDEN WEST FINL CORP             COMMON   381317106  105448      991521  SH      991521 N/A     N/A    N/A    991521  N/A     N/A
GOVERNMENT PPTYS TR INC           COMMON   38374W107   10752     1028870  SH     1028870 N/A     N/A    N/A   1028870  N/A     N/A
GREENPOINT FINL CORP              COMMON   395384100     615       15500  SH       15500 N/A     N/A    N/A     15500  N/A     N/A
HEARST - ARGYLE TELEVISION INC    COMMON   422317107   61362     2380214  SH     2380214 N/A     N/A    N/A   2380214  N/A     N/A
HIGHLAND HOSPITALITY CORP         COMMON   430141101   26916     2678185  SH     2678185 N/A     N/A    N/A   2678185  N/A     N/A
HOLLINGER INTL INC                COMMON   435569108    8331      496200  SH      496200 N/A     N/A    N/A    496200  N/A     N/A
IHOP CORP.                        COMMON   449623107    8482      237186  SH      237186 N/A     N/A    N/A    237186  N/A     N/A
INSIGHT COMMUNICATIONS INC        COMMON   45768V108   59879     6466362  SH     6466362 N/A     N/A    N/A   6466362  N/A     N/A
INTEGRATED ALARM SVCS GROUP       COMMON   45890M109   23603     4370905  SH     4370905 N/A     N/A    N/A   4370905  N/A     N/A
ITLA CAP CORP                     COMMON   450565106   17701      438032  SH      438032 N/A     N/A    N/A    438032  N/A     N/A
JONES APPAREL GROUP INC           COMMON   480074103   89347     2263100  SH     2263100 N/A     N/A    N/A   2263100  N/A     N/A
KEY ENERGY SVCS INC               COMMON   492914106  102093    10814938  SH    10814938 N/A     N/A    N/A  10814938  N/A     N/A
KNIGHT-RIDDER INC                 COMMON   499040103  135175     1877436  SH     1877436 N/A     N/A    N/A   1877436  N/A     N/A
LANCASTER COLONY CORP             COMMON   513847103   68031     1633788  SH     1633788 N/A     N/A    N/A   1633788  N/A     N/A
LEE ENTERPRISES INC               COMMON   523768109   93899     1955819  SH     1955819 N/A     N/A    N/A   1955819  N/A     N/A
LEUCADIA NATL CORP                COMMON   527288104  121294     2440531  SH     2440531 N/A     N/A    N/A   2440531  N/A     N/A
LIBERTY MEDIA CORP.               COMMON   530718105   39561     4400595  SH     4400595 N/A     N/A    N/A   4400595  N/A     N/A
LIBERTY MEDIA INTL INC            COMMON   530719103    7423      200092  SH      200092 N/A     N/A    N/A    200092  N/A     N/A
LUMINENT MTG CAP INC.             COMMON   550278303    5144      428655  SH      428655 N/A     N/A    N/A    428655  N/A     N/A
MARKEL CORP                       COMMON   570535104   24841       89516  SH       89516 N/A     N/A    N/A     89516  N/A     N/A
MAXWELL SHOE INC                  COMMON   577766108    8600      370072  SH      370072 N/A     N/A    N/A    370072  N/A     N/A
MCCORMICK & CO INC.               COMMON   579780206    5916      174000  SH      174000 N/A     N/A    N/A    174000  N/A     N/A
MCG CAPITAL CORP.                 COMMON   58047P107   44766     2910640  SH     2910640 N/A     N/A    N/A   2910640  N/A     N/A
MEDIACOM COMMUNICATIONS CORP      COMMON   58446K105   83923    10731894  SH    10731894 N/A     N/A    N/A  10731894  N/A     N/A
MERCURY GENL CORP                 COMMON   589400100   98624     1986376  SH     1986376 N/A     N/A    N/A   1986376  N/A     N/A
MEREDITH CORP.                    COMMON   589433101    2088       37990  SH       37990 N/A     N/A    N/A     37990  N/A     N/A
NATIONAL BEVERAGE CORP.           COMMON   635017106    2479      249660  SH      249660 N/A     N/A    N/A    249660  N/A     N/A
NORTH FORK BANCORPORATION NY      COMMON   659424105  151134     3971997  SH     3971997 N/A     N/A    N/A   3971997  N/A     N/A
NVR, INC.                         COMMON   62944T105  137445      283861  SH      283861 N/A     N/A    N/A    283861  N/A     N/A
PACTIV CORP                       COMMON   695257105    2170       87000  SH       87000 N/A     N/A    N/A     87000  N/A     N/A
PROVIDENT FINL SVCS               COMMON   74386T105    9614      547825  SH      547825 N/A     N/A    N/A    547825  N/A     N/A
QUANTA CAPITAL HLDGS LTD          COMMON   G7313F106   46435     4372410  SH     4372410 N/A     N/A    N/A   4372410  N/A     N/A
RAILAMERICA, INC.                 COMMON   750753105   24287     1663480  SH     1663480 N/A     N/A    N/A   1663480  N/A     N/A
RANGE RES  CORP.                  COMMON   75281A109    6768      463550  SH      463550 N/A     N/A    N/A    463550  N/A     N/A
RESOURCE AMERICA INC              COMMON   761195205    6019      255030  SH      255030 N/A     N/A    N/A    255030  N/A     N/A
RLI CORP.                         COMMON   749607107   40243     1102562  SH     1102562 N/A     N/A    N/A   1102562  N/A     N/A
ROYAL DUTCH PETE CO               COMMON   780257804     227        4400  SH        4400 N/A     N/A    N/A      4400  N/A     N/A
SAXON CAPITAL INC                 COMMON   80556P302   50032     2191520  SH     2191520 N/A     N/A    N/A   2191520  N/A     N/A
SHERWIN-WILLIAMS CO.              COMMON   824348106  127680     3072935  SH     3072935 N/A     N/A    N/A   3072935  N/A     N/A
SPHERION CORP                     COMMON   848420105   17355     1711530  SH     1711530 N/A     N/A    N/A   1711530  N/A     N/A
STANDARD MANAGEMENT CORP          COMMON   853612109     503      140370  SH      140370 N/A     N/A    N/A    140370  N/A     N/A
SUPREME INDS INC                  COMMON   868607102    4071      632218  SH      632218 N/A     N/A    N/A    632218  N/A     N/A
TELEPHONE & DATA SYS              COMMON   879433100  151207     2123696  SH     2123696 N/A     N/A    N/A   2123696  N/A     N/A
TIMBERLAND CO                     COMMON   887100105   69754     1079951  SH     1079951 N/A     N/A    N/A   1079951  N/A     N/A
TOPPS INC.                        COMMON   890786106   18165     1866930  SH     1866930 N/A     N/A    N/A   1866930  N/A     N/A
TRINITY INDS INC                  COMMON   896522109  109248     3436541  SH     3436541 N/A     N/A    N/A   3436541  N/A     N/A
UST INC.                          COMMON   902911106   91124     2531217  SH     2531217 N/A     N/A    N/A   2531217  N/A     N/A
WASHINGTON MUT INC                COMMON   939322103   13780      356624  SH      356624 N/A     N/A    N/A    356624  N/A     N/A
WHITE MTNS INS GROUP              COMMON   G9618E107    1260        2470  SH        2470 N/A     N/A    N/A      2470  N/A     N/A
                                                     3615599




00843.0001 #504841